RESTRICTED CASH	6 Months Ended
Jun. 30, 2018
Disclosure Text Block [Abstract]
RESTRICTED CASH

15. RESTRICTED CASH

Brookfield Renewable’s restricted cash is as follows:

	Jun 30	Dec 31
(MILLIONS)	2018	2017
Operations	$156	$195
Credit obligations	61	85
Development projects	6	4
Total	223	284
Less: non-current	(44)	(103)
Current	$179	$181